Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Financial Assets
Schedule of Other Financial Assets

€ millions	2017			2016
	Current	Non-Current	Total	Current	Non-Current	Total
Loans and other financial receivables	793	260	1,054	834	266	1,100
Debt investments	39	0	39	195	0	195
Equity investments	0	827	827	1	952	953
Available-for-sale financial assets	39	827	865	196	952	1,148
Derivatives	158	36	194	94	102	196
Investments in associates	0	32	32	0	38	38
Total	990	1,155	2,145	1,124	1,358	2,482